Summary of Significant Accounting Policies - Reconciliation (Details) - SPRING VALLEY ACQUISITION CORP - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ (12,767,113)	$ 6,987,735	$ (6,978,778)	$ 2,562,198
Denominator:
Weighted average shares outstanding, ordinary shares, Basic	23,000,000	23,000,000	6,052,632	23,000,000
Weighted average shares outstanding, ordinary shares, Diluted	23,000,000	23,000,000	6,052,632	23,000,000
Basic net income (loss) per ordinary share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11
Diluted net income (loss) per ordinary share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11
Class B ordinary share
Numerator:
Allocation of net income (loss)	$ (3,191,778)	$ 1,746,934	$ (5,992,646)	$ 640,550
Denominator:
Weighted average shares outstanding, ordinary shares, Basic	5,750,000	5,750,000	5,197,368	5,750,000
Weighted average shares outstanding, ordinary shares, Diluted	5,750,000	5,750,000	5,197,368	5,750,000
Basic net income (loss) per ordinary share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11
Diluted net income (loss) per ordinary share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11